COMMITMENTS	12 Months Ended
Dec. 31, 2023
COMMITMENTS
COMMITMENTS

21.  COMMITMENTS

The Corporation has entered into long-term commitments to purchase services, tangible and intangible assets, and to pay licences and royalties. The minimum payments for the coming years are as follows:

2024	$769.9
2025 to 2028	1,404.8
2029 and thereafter	27.1